Stock Warrants	12 Months Ended
Dec. 31, 2012
Stock Warrants [Abstract]
STOCK WARRANTS
NOTE 12 – STOCK WARRANTS

During the year ended December 31, 2012, (1) the Company issued stock purchase warrants to investors in private placements for the right to purchase 2,500,000, 3,210,000 and 3,088,000 shares of the Company’s common stock at $0.25, $0.50 and $0.75 per share, respectively. The warrants vest immediately and have a term of five years from the date the warrants were issued. The warrants were valued at $46,000, $135,141 and $114,898, respectively using the Black-Scholes option pricing model.

On March 20, 2012, the Company entered into a consulting agreement pursuant to which a warrant to purchase 200,000 shares of the Company’s common stock at $0.25 per share were issued. The warrant has a cashless exercise feature and vest as follows: (a) 25,000 shares after six months after the date of the agreement, (b) 100,000 shares after twelve months after the date of the agreement, and (c) 75,000 shares eighteen months after the date of the agreement. The warrants were valued at $18,840 using the Black-Scholes option pricing model. Amount of $2,878 relating to these warrants was expensed during the year ended December 31, 2012.

On November 1, 2012, the Company entered into a consulting agreement pursuant to which a warrant to purchase 500,000 shares of the Company’s common stock at $0.25 per share were issued. The warrant has a cashless exercise feature and vests as follows: (a) 50,000 shares three months after the date of the agreement, (b) 50,000 shares six months after the date of the agreement, (c) 100,000 shares nine months after the date of the agreement, and (d) 300,000 shares twelve months after the date of the agreement. The warrants were valued at $44,200 using the Black-Scholes option pricing model.  The amount of $2,947 relating to these warrants was expensed during the year ended December 31, 2012.

On August 6, 2012, the Company entered into a placement agency agreement and agreed to issue warrants to the placement agent at each closing of the offering. During the year ended December 31, 2012, the Company issued stock purchase warrants to the placement agency for the right to purchase 156,000 shares of the Company’s common stock at exercise prices ranging from $0.25 to $0.50. The warrants vest immediately and have a term of five years from the date the warrants were issued. The warrants were valued at $9,524 using the Black-Scholes option pricing model.

On October 15, 2012, the Company entered into a software development agreement pursuant to which a warrant to purchase 125,000 shares of Company’s common stock at $0.30 issued.  The warrant has a cashless exercise feature and vests as follows: (a) 70,000 shares six months after the date of the agreement, and (b) 55,000 shares twelve months after the date of the agreement. The warrants were valued at $9,738 using the Black-Scholes option pricing model, of this amount $2,272 has become capitalized as software development cost during the year ended December 31, 2012.

The assumptions used in the Black-Scholes option pricing model are as follows:

For the year ended
December 31, 2012

Risk-free interest rate	0.27 - 0.73%
Expected dividend yield	0%
Expected lives	2.5 - 3.35 years
Expected volatility	70%

Warrants to purchase 19,605,000 shares of the Company’s common stock with exercise prices ranging from $0.10 to $0.75 were outstanding as of December 31, 2012.